UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Greater China Opportunities Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 99.2%		$63,750,807

(Cost $47,701,402)

Cayman Islands 0.7%		430,432

Green Seal Holding, Ltd. (I)	81,000	430,432

China 40.3%		25,926,331

Bank of China, Ltd., H Shares	1,502,000	633,964
BBMG Corp., H Shares	881,500	691,620
China Cinda Asset Management Company, Ltd., H Shares (I)	1,175,000	764,284
China Construction Bank Corp., H Shares	2,741,000	1,898,815
China Huiyuan Juice Group, Ltd. (I)	1,079,500	615,801
China Medical System Holdings, Ltd.	723,000	831,664
China Minsheng Banking Corp., Ltd., H Shares	384,000	374,978
China Pacific Insurance Group Company, Ltd., H Shares	234,600	847,387
China Petroleum & Chemical Corp., H Shares	1,270,000	1,001,541
Ctrip.com International, Ltd., ADR (I)	13,078	516,712
ENN Energy Holdings, Ltd.	104,000	672,227
Fu Shou Yuan International Group, Ltd. (I)	241,000	153,655
Hilong Holding, Ltd.	1,509,000	1,148,893
Honworld Group, Ltd. (I)	233,500	274,288
Huadian Fuxin Energy Corp., Ltd., H Shares	1,004,000	456,330
Industrial & Commercial Bank of China, Ltd., H Shares	2,911,500	1,798,845
Kingsoft Corp., Ltd.	440,000	1,432,939
Microport Scientific Corp.	987,000	636,999
Ping An Insurance Group Company, H Shares	125,500	1,013,463
Qihoo 360 Technology Company, Ltd., ADR (I)	6,155	622,147
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	125,000	385,464
Shenzhou International Group Holdings, Ltd.	329,000	1,126,228
SITC International Holdings Company, Ltd.	925,000	407,186
SouFun Holdings, Ltd., ADR	9,354	761,322
Sunac China Holdings, Ltd.	1,407,000	843,066
Tencent Holdings, Ltd.	51,400	3,600,332
Tingyi Holding Corp.	184,000	476,053
Wisdom Holdings Group (I)	2,186,000	1,565,160
Xinyi Solar Holdings, Ltd. (I)	1,786,000	374,968

Hong Kong 29.4%		18,900,542

AIA Group, Ltd.	513,200	2,372,237
Beijing Development Hong Kong, Ltd. (I)	2,442,000	884,538
BOC Hong Kong Holdings, Ltd.	274,000	834,519
Cheung Kong Holdings, Ltd.	71,000	1,055,947
Cheung Kong Infrastructure Holdings, Ltd.	132,000	775,311
China Everbright International, Ltd.	1,163,000	1,527,610
China Resources Land, Ltd.	452,000	1,061,652
China Taiping Insurance Holdings Company, Ltd. (I)	370,600	645,589
Hong Kong & China Gas Company, Ltd.	282,810	582,215
Hutchison Whampoa, Ltd.	147,000	1,821,382
Melco International Development, Ltd.	467,000	1,688,256
New World Development Company, Ltd.	535,000	669,057
REXLot Holdings, Ltd.	4,725,000	743,377
Sinopec Kantons Holdings, Ltd.	588,000	684,606
Stelux Holdings International, Ltd.	1,503,000	438,362
Sun Hung Kai Properties, Ltd.	75,000	915,954
Vinda International Holdings, Ltd.	456,000	718,619
Wharf Holdings, Ltd.	150,000	1,021,113
Xinyi Glass Holdings Company, Ltd.	568,000	460,198

1

Greater China Opportunities Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Macau 2.3%		$1,470,726

Sands China, Ltd.	191,200	1,470,726

Taiwan 26.5%		17,022,776

Advantech Company, Ltd.	93,000	580,722
Aurora Corp.	326,000	652,258
Cathay Financial Holdings Company, Ltd.	629,124	946,079
Chailease Holding Company, Ltd.	328,000	808,965
CTBC Financial Holding Company, Ltd.	1,312,000	863,670
Delta Electronics, Inc.	101,000	552,757
Epistar Corp. (I)	318,000	706,671
Grand Pacific Petrochemical Corp.	1,109,000	803,091
MediaTek, Inc.	86,000	1,146,096
On-Bright Electronics, Inc.	73,000	668,406
Sercomm Corp.	330,000	596,789
Taiwan Semiconductor Manufacturing Company, Ltd.	1,171,089	4,032,589
Teco Electric & Machinery Company, Ltd.	689,000	748,333
Ton Yi Industrial Corp.	650,000	641,192
Tong Hsing Electronic Industries, Ltd.	91,000	466,376
TWi Pharmaceuticals, Inc. (I)	187,000	1,822,202
Universal Cement Corp.	544,000	513,722
Vivotek, Inc. (I)	83,000	472,858

Total investments (Cost $47,701,402)† 99.2%		$63,750,807

Other assets and liabilities, net 0.8%		$541,117

Total net assets 100.0%		$64,291,924

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $47,766,955. Net unrealized appreciation aggregated $15,983,852, of which $16,755,825 related to appreciated investment securities and $771,973 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-14:

Financials	30.2%
Information Technology	27.3%
Consumer Discretionary	12.7%
Industrials	7.0%
Health Care	5.7%
Materials	4.8%
Energy	4.4%
Utilities	3.9%
Consumer Staples	3.2%
Other Assets and Liabilities	0.8%

Total	100.0%

2

Greater China Opportunities Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/14	Price	Inputs	Inputs
Common Stocks
Cayman Islands	$430,432	—	$430,432	—
China	25,926,331	$1,900,181	24,026,150	—
Hong Kong	18,900,542	—	18,900,542	—
Macau	1,470,726	—	1,470,726	—
Taiwan	17,022,776	—	17,022,776	—

Total Investments in Securities	$63,750,807	$1,900,181	$61,850,626	—

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

08Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014